Segment reporting	6 Months Ended
Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2

Segment reporting
UBS’s

businesses

are

organized

globally

into

four

business
divisions:

Global

Wealth

Management,

Personal

&

Corporate
Banking,

Asset Management

and the

Investment Bank.

All four
business divisions

are supported

by Group

Functions and

qualify
as

reportable

segments

for

the

purpose

of

segment

reporting.
Together

with

Group

Functions

they

reflect

the

management
structure of the Group.

›

Refer to “Note 2 Segment reporting” in the “Consolidated
financial statements” section of the

Annual Report 2020 for
more information about the Group’s reporting segments
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Group
Functions UBS
For the six months ended 30 June 2021
Net interest income

2,023 1,039 (7) 244 (58) 3,241
Non-interest income 7,583 1,063 1,310 4,476 (99) 14,333
Income 9,606 2,102 1,303 4,720 (158) 17,574
Credit loss (expense) / release 16 69 0 23 (1) 108
Total operating income

9,622 2,171 1,303 4,743 (158) 17,681
Total operating expenses 6,918 1,284 820 3,663 105 12,790
Operating profit / (loss) before tax 2,704 888 482 1,080 (263) 4,891
Tax expense / (benefit)

1,053
Net profit / (loss) 3,838
As of 30 June 2021
Total assets 375,076 221,958 29,468 343,886 116,130 1,086,519
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Group
Functions UBS
For the six months ended 30 June 2020
Net interest income 2,054 1,029 (9) 3 (354) 2,722
Non-interest income 6,553 886 1,048 4,914 (246) 13,155
Income 8,606 1,914 1,038 4,917 (600) 15,877
Credit loss (expense) / release (117) (187) 0 (200) (35) (540)
Total operating income

8,489 1,727 1,038 4,718 (635) 15,337
Total operating expenses 6,391 1,155 724 3,396 80 11,747
Operating profit / (loss) before tax 2,098 572 314 1,321 (715) 3,591
Tax expense / (benefit)

757
Net profit / (loss) 2,833
As of 31 December 2020
Total assets 367,714 231,657 28,589 369,683 128,122 1,125,765